Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CLEARWATER INVESTMENT TRUST
CLEARWATER INTERNATIONAL FUND
SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 29, 2024
The date of this Supplement is July 1, 2024.
Effective immediately, the portion of the Clearwater International Fund’s (“International Fund”) assets allocated to Parametric Portfolio Associates LLC (“Parametric”) has been changed from 25% to a range of 15% to 25%.
In addition, there are certain changes to the portfolio managers for the Clearwater Core Equity Fund (“Core Equity Fund”), Clearwater Select Equity Fund (“Select Equity Fund”), and International Fund. Specifically, effective immediately, Gordon Wotherspoon of Parametric will serve as an additional portfolio manager for the Core Equity Fund, Select Equity Fund, and International Fund. Additionally, effective January 1, 2025, Thomas Seto of Parametric will no longer serve as a portfolio manager of the Core Equity Fund, Select Equity Fund, and International Fund.
Accordingly, the following changes are being made to the Prospectus.
1.   Effective immediately, the first sentence of the fourth paragraph of the section titled “Summary Section – Clearwater International Fund – Principal Investment Strategies” is deleted and replaced with the following:
The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 15% to 25% of the Fund’s assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s three other subadvisers that provide day‑to‑day management of the Fund.
2.   Effective immediately, the third sentence of the fourth paragraph of the section titled “Clearwater International Fund – Principal Investment Strategies” is deleted and replaced with the following:
The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 15% to 25% of the Fund’s net assets will be allocated to Parametric and the remaining assets will be allocated to one or more of Artisan Partners, WCM and LSV.

CLEARWATER INTERNATIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CLEARWATER INVESTMENT TRUST
CLEARWATER INTERNATIONAL FUND
SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 29, 2024
The date of this Supplement is July 1, 2024.
Effective immediately, the portion of the Clearwater International Fund’s (“International Fund”) assets allocated to Parametric Portfolio Associates LLC (“Parametric”) has been changed from 25% to a range of 15% to 25%.
In addition, there are certain changes to the portfolio managers for the Clearwater Core Equity Fund (“Core Equity Fund”), Clearwater Select Equity Fund (“Select Equity Fund”), and International Fund. Specifically, effective immediately, Gordon Wotherspoon of Parametric will serve as an additional portfolio manager for the Core Equity Fund, Select Equity Fund, and International Fund. Additionally, effective January 1, 2025, Thomas Seto of Parametric will no longer serve as a portfolio manager of the Core Equity Fund, Select Equity Fund, and International Fund.
Accordingly, the following changes are being made to the Prospectus.
1.   Effective immediately, the first sentence of the fourth paragraph of the section titled “Summary Section – Clearwater International Fund – Principal Investment Strategies” is deleted and replaced with the following:
The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 15% to 25% of the Fund’s assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s three other subadvisers that provide day‑to‑day management of the Fund.
2.   Effective immediately, the third sentence of the fourth paragraph of the section titled “Clearwater International Fund – Principal Investment Strategies” is deleted and replaced with the following:
The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 15% to 25% of the Fund’s net assets will be allocated to Parametric and the remaining assets will be allocated to one or more of Artisan Partners, WCM and LSV.